Document and Entity Information	Dec. 08, 2023
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Entity Address, Region	GRAND CAYMAN
Amendment Flag	true
Entity Central Index Key	0001868573
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Dec. 08, 2023
Entity Registrant Name	APX Acquisition Corp. I
Entity Incorporation State Country Code	E9
Entity File Number	001-41125
Entity Address, Address Line One	714 Westview Avenue
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37205
City Area Code	(202)
Local Phone Number	465-5882
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On December 19, 2023, the Company (as defined below) filed an amended Current Report on Form 8-K (the “Amended Form 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”), amending the Current Report on Form 8-K originally filed by the Company with the SEC on December 14, 2024 (the “Original Form 8-K”). This Amendment No. 2 to the Original Form 8-K corrects for the fact that, following the redemptions elected in connection with the Extension Amendment Proposal (as defined below), 5,597,624 Public Shares (as defined below) remained outstanding (as opposed to the 9,910,124 Public Shares previously reported). Except as described above, all other information in the Amended Form 8-K remains unchanged.
Units Each Consisting Of One Class A Ordinary Share Par Value 0.0001 Per Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	APXIU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	APXI
Security Exchange Name	NASDAQ
Warrant Each Whole Warrant Exercisable For One Class A Ordinary Share For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	APXIW
Security Exchange Name	NASDAQ